Financial Risk Management Objectives and Policies	12 Months Ended
Dec. 31, 2023
Financial Risk Management Objectives and Policies [Abstract]
Financial Risk Management Objectives and Policies
25.	FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES

The Group’s principal financial instruments comprise interest-bearing bank and other borrowings, convertible redeemable preferred shares and cash and cash equivalents. The main purpose of these financial instruments is to raise finance for the Group’s operations. The Group has various other financial assets and liabilities such as trade payables, other payables and accruals, which arise directly from its operations.

The main risks arising from the Group’s financial instruments are foreign currency risk and liquidity risk. The board of directors reviews and agrees policies for managing each of these risks and they are summarized below.

Foreign currency risk

The Group has transactional currency exposures. Such exposures arise from purchases by operating units in currencies other than the units’ functional currencies.

The following table demonstrates the sensitivity at the end of each of the Relevant Periods to a reasonably possible change in the $ and RMB exchange rate, with all other variables held constant, of the Group’s profit before tax (due to changes in the fair values of monetary assets and liabilities).

	Increase/	Increase/
	(decrease) in	(decrease)	Increase/
	$/RMB	in net	(decrease)
	rate%	loss	in equity
		$’000	$’000
At December 31, 2021
If the $ strengthens against the RMB	5	—	2,398
If the $ weakens against the RMB	(5)	—	(2,651)

	Increase/	Increase/
	(decrease) in	(decrease)	Increase/
	$/RMB	in net	(decrease)
	rate%	loss	in equity
		$’000	$’000
At December 31, 2022
If the $ strengthens against the RMB	5	—	(1,939)
If the $ weakens against the RMB	(5)	—	4,081

	Increase/	Increase/
	(decrease) in	(decrease)	Increase/
	$/RMB	in net	(decrease)
	rate%	loss	in equity
		$’000	$’000
As of December 31, 2023
If the $ strengthens against the RMB	5	(1,010)	(943)
If the $ weakens against the RMB	(5)	1,116	1,042

Liquidity risk

The Group monitors and maintains a level of cash and cash equivalents deemed adequate by the management of the Group to finance the operations and mitigate the effects of fluctuations in cash flows.

The maturity profile of the Group’s financial liabilities as of the end of each Relevant Periods, based on the contractual undiscounted payments, is as follows:

	As of December 31, 2022
		Less than
	On demand	1 year	1 to 5 years	Over 5 years	Total
	$’000	$’000	$’000	$’000	$’000
Financial liabilities at FVTPL	—	290,368	—	—	290,368
Trade and bills payables	13,098	—	—	—	13,098
Financial liabilities included in other payables and accruals	3,877	—	—	—	3,877
Interest-bearing bank borrowings	—	4,307	—	—	4,307
Total	16,975	294,675	—	—	311,650

	As of December 31, 2023
		Less than
	On demand	1 year	1 to 5 years	Over 5 years	Total
	$’000	$’000	$’000	$’000	$’000
Financial liabilities at FVTPL	—	—	—	—	—
Trade and bills payables	14,348	—	—	—	14,348
Financial liabilities included in other payables and accruals	4,890	—	—	—	4,890
Interest-bearing bank borrowings	—	30,357	—	—	30,357
Total	19,238	30,357	—	—	49,595

Capital management

The primary objectives of the Group’s capital management are to safeguard the Group’s ability to continue as a going concern and to maintain healthy capital ratios in order to support its business and maximize shareholders’ value.

The Group manages its capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. The Group is not subject to any externally imposed capital requirements. No changes were made in the objectives, policies or processes for managing capital during the Relevant Periods.

The asset-liability ratios as of the end of each of the Relevant Periods are as follows:

	As of December 31,
	2022	2023
	$’000	$’000
Total assets	72,594	130,189
Total liabilities	313,887	50,786
Asset-liability ratio (Note i)	0.23	2.56

Note i:

The asset-liability ratio is calculated by dividing total assets by total liabilities.